Variable Interest Entities	3 Months Ended
Mar. 31, 2011
Variable Interest Entities
Variable Interest Entities

(14) Variable Interest Entities

We are the primary beneficiary of four variable interest entities ("VIEs") that we consolidate as of March 31, 2011, all of which existed and were consolidated by the Company as of December 31, 2010. During the first quarter of 2011, four solar energy system project companies that were consolidated as of December 31, 2010 were sold and therefore derecognized. The carrying amounts and classification of our consolidated VIEs' assets and liabilities included in our consolidated financial statements are as follows:

In millions	As of March 31, 2011	As of December 31, 2010
Current assets	$20.6	$173.0
Noncurrent assets	63.1	63.1

Total assets	$83.7	$236.1

Current liabilities	$6.8	$38.5
Noncurrent liabilities	70.2	107.8

Total liabilities	$77.0	$146.3

The amounts shown in the table above exclude intercompany balances which are eliminated upon consolidation. All of the assets in the table above are restricted for settlement of the VIE obligations and all of the liabilities in the table above can only be settled using VIE resources.